Intangible Assets, Net and Other Assets - Summary of Intangible Assets Net and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross		$ 10,269	$ 10,269
Accumulated amortization		(8,983)	(8,326)
Intangible assets, net		1,286	1,943
Other assets		1,816	2,122
Intangible and other assets, net		3,102	4,065
Software
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross		2,967	2,967
Trademarks
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross		7,060	7,060
Other intangibles
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross		242	242
Southern Airways Corporation
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross	$ 934	770	770
Accumulated amortization	(779)	(770)	(701)
Intangible assets, net	155		69
Southern Airways Corporation | Trade name
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross	270	270	270
Southern Airways Corporation | Noncompete agreement
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross	500	$ 500	$ 500
Southern Airways Corporation | Capitalized software
Intangible Assets, Net and Other Assets [Line Items]
Intangible assets, gross	$ 164